Acquisitions - What's On (Details) - USD ($) $ in Thousands	Jul. 04, 2014	Dec. 31, 2015	Dec. 28, 2014	Dec. 29, 2013
Business Acquisition [Line Items]
Goodwill		$ 3,561,812	$ 3,918,136	$ 3,815,196
What's On India Media Private Limited
Business Acquisition [Line Items]
Cash	$ 23,403
Cash acquired	(2,203)
NPV of deferred payments	5,625
Net consideration	26,825
Accounts receivable and other current assets	1,407
Other long term assets	1,009
Property and equipment	163
Accounts payable and other current liabilities	(1,437)
Deferred income taxes	4,393
Total identifiable net assets	11,149
Goodwill	15,676
Total net assets acquired	$ 26,825
Definite-lived intangible assets useful life, years	10 years
Trade names and trademarks | What's On India Media Private Limited
Business Acquisition [Line Items]
Intangible assets subject to amortization	$ 200
Definite-lived intangible assets useful life, years	3 years
Technologies | What's On India Media Private Limited
Business Acquisition [Line Items]
Intangible assets subject to amortization	$ 3,100
Definite-lived intangible assets useful life, years	7 years
Customer relationships | What's On India Media Private Limited
Business Acquisition [Line Items]
Intangible assets subject to amortization	$ 2,800
Definite-lived intangible assets useful life, years	7 years
Noncompete Agreements | What's On India Media Private Limited
Business Acquisition [Line Items]
Intangible assets subject to amortization	$ 600
Definite-lived intangible assets useful life, years	5 years
Content database | What's On India Media Private Limited
Business Acquisition [Line Items]
Intangible assets subject to amortization	$ 7,700
Definite-lived intangible assets useful life, years	13 years
Minimum | Technologies | What's On India Media Private Limited
Business Acquisition [Line Items]
Definite-lived intangible assets useful life, years	6 years
Minimum | Customer relationships | What's On India Media Private Limited
Business Acquisition [Line Items]
Definite-lived intangible assets useful life, years	6 years
Minimum | Content database | What's On India Media Private Limited
Business Acquisition [Line Items]
Definite-lived intangible assets useful life, years	13 years
Maximum | Technologies | What's On India Media Private Limited
Business Acquisition [Line Items]
Definite-lived intangible assets useful life, years	7 years
Maximum | Customer relationships | What's On India Media Private Limited
Business Acquisition [Line Items]
Definite-lived intangible assets useful life, years	7 years
Maximum | Content database | What's On India Media Private Limited
Business Acquisition [Line Items]
Definite-lived intangible assets useful life, years	14 years